NOTE 20. AMOUNT DUE TO HOLDING COMPANY	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 20. AMOUNT DUE TO HOLDING COMPANY

NOTE 20. AMOUNT DUE TO HOLDING COMPANY

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$
Current portion	532,718	582,832
Non-current portion	-	-
	532,718	582,832

In 2018, the Group entered into two loans with Marvel Finance Limited ("MFL") then ultimate holding company, where the Group lend approximately a total of A$2,117,349 (HK$11,700,000) to MFL. One loan of A$1,085,820 (HK$6,000,000) bears interest at 10% per annum and the second loan of A$1,031,529 (HK$5,700,000) bears interests at 5% per annum. Both loans are unsecured and repayable on September 30, 2019. During the year 2019, the Group earned interest income of A$115,678 (HK$637,301) from these two loans.

As at December 31, 2020, the amounts due to ultimate holding company is unsecured non-interest bearing and repayable on demand.